Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash	$ 1,003,904	$ 3,633
Prepaid expenses and other current assets	55,102	144,356
Inventories	253,160
Total current assets	1,312,166	147,989
TOTAL ASSETS	1,312,166	147,989
CURRENT LIABILITIES
Accounts payable	1,014,377	310,219
Accrued expenses	1,008,569
Other current liabilities		111,026
Derivative liability	40,954
Subscription agreement loans	1,500,000
Convertible note	1,290,476
Total current liabilities	7,592,833	1,688,077
Forward purchase agreement liability	95,662
TOTAL LIABILITIES	7,688,495	1,688,077
COMMITMENTS AND CONTINGENCIES (Note 9)
STOCKHOLDERS’ DEFICIT
Preferred Stock; $0.0001 par value, 10,000,000 shares authorized, none issued or outstanding
Common stock; $0.0001 par value; 490,000,000 shares authorized; 3,533,408 and 690,044 issued and outstanding at December 31, 2025 and 2024, respectively	353	69
Additional paid-in capital	20,881,399	1,237,076
Accumulated deficit	(27,258,081)	(2,777,233)
TOTAL STOCKHOLDERS’ DEFICIT	(6,376,329)	(1,540,088)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	1,312,166	147,989
Affiliates [Member]
CURRENT LIABILITIES
Other current liabilities	353,679
Related Party [Member]
CURRENT LIABILITIES
Notes payable – related party	885,564	1,266,832
Promissory note fee – related party	1,000,000
Loan and transfer notes payable – related party	$ 499,214